Accounts receivable and amounts due from related parties (Tables)	12 Months Ended
Dec. 31, 2017
Accounts receivable and amounts due from related parties
Summary of allowance for accounts receivable amounts due from related parties and other receivables
	Year Ended December 31
	2015 RMB	2016 RMB	2017 RMB
Balance as of January 1	—	—	—
Provisions for doubtful accounts	—	—	3,997,417
Write offs	—	—	—
Balance as of December 31	—	—	3,997,417